Intangible Assets Finite-Lived Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 5,837	$ 4,737
Less accumulated amortization	(2,764)	(2,118)
Finite-Lived Intangible Assets, Net	3,073	2,619
Patents and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	5,423	4,513
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 414	$ 224